35. Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments Tables Abstract
Fair Value of Financial Instruments

				12.31.2018	12.31.2017
	Note	Level	Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	1	1,948,409	1,948,409	1,040,075	1,040,075
Bonds and securities (b)	6	1	696	696	687	687
Bonds and securities (b)	6	2	343,600	343,600	218,976	218,976
Accounts receivable related to the distribution concession (c)	10.1 e 10.2	3	1,105,282	1,105,282	987,874	987,874
Accounts receivable related to the transmission concession (c)	10.4	1	-	-	99,969	99,969
Accounts receivable related to the concession compensation (d)	10.6	3	65,811	65,811	68,859	68,859
Other temporary investments (e)		1	11,557	11,557	8,958	8,958
Other temporary investments (e)		2	7,954	7,954	9,769	9,769
			3,483,309	3,483,309	2,435,167	2,435,167
Amortized cost
Pledges and restricted deposits linked (a)		1	203	203	59,372	59,372
Collaterals and escrow accounts STN (f)	22.1	2	89,555	76,524	75,665	57,188
Trade accounts receivable (a)	7	1	3,107,006	3,107,006	2,994,322	2,994,322
CRC Transferred to the State Government of Paraná (g)	8	2	1,445,042	1,546,469	1,516,362	1,620,212
Sectorial financial assets (a)	9	1	678,819	678,819	343,218	343,218
Accounts receivable related to the transmission concession (c)	10.4	1	-	-	1,397,430	1,397,430
Accounts receivable related to the concession - RBSE (c)	10.5	1	753,826	753,826	1,418,370	1,418,370
Accounts receivable related to the concession - bonus from the grant (h)	10.3	2	625,772	714,880	606,479	694,463
State of Paraná - Government Programs (a)	15.1	1	-	-	130,417	130,417
			6,700,223	6,877,727	8,541,635	8,714,992
Total financial assets			10,183,532	10,361,036	10,976,802	11,150,159
Financial liabilities
Amortized cost
Sectorial financial liabilities (a)	9	1	96,531	96,531	283,519	283,519
Ordinary financing of taxes with the federal tax authorities (f)	13.3	2	86,632	84,383	148,845	142,702
Special Tax Regularization Program - Pert (f)	13.3	2	518,442	469,304	533,671	431,036
Suppliers (a)	21	1	1,469,199	1,469,199	1,727,046	1,727,046
Loans and financing (f)	22	2	4,047,307	4,012,621	3,759,505	3,569,856
Debentures (i)	23	1	7,518,131	7,518,133	6,070,978	6,070,978
Payable related to concession (j)	27	3	584,163	687,869	554,954	645,904
Total financial liabilities			14,320,405	14,338,040	13,078,518	12,871,041
Different levels are defined as follows:
Level 1: Obtained from quoted prices (not adjusted) in active markets for identical assets and liabilities;
Level 2: obtained through other variables in addition to quoted prices included in Level 1, which are observable for the assets or liabilities;
Level 3: obtained through assessment techniques which include variables for the assets or liabilities, which however are not based on observable market data.

Credit Risk

Exposure to credit risk	12.31.2018	12.31.2017
Cash and cash equivalents (a)	1,948,409	1,040,075
Bonds and securities (a)	344,296	219,663
Pledges and restricted deposits linked (a)	89,758	135,037
Trade accounts receivable (b)	3,107,006	2,994,322
CRC Transferred to the State Government of Paraná (c)	1,445,042	1,516,362
Sectorial financial assets (d)	678,819	343,218
Accounts receivable related to the concession (e)	1,859,108	3,903,643
Accounts receivable related to the concession - Bonus from the grant (f)	625,772	606,479
Accounts receivable related to the concession compensation (g)	65,811	68,859
State of Paraná - Government Programs	-	130,417
Loans - related parties	-	38,169
Other temporary investments (h)	19,511	18,727
	10,183,532	11,014,971

Liquidity Risk

	Interest (a)	Less than	1 to 3	3 months		Over	Total
		1 month	months	to 1 year	1 to 5 years	5 years	liabilities
12.31.2018
Loans and financing	Note 22	213,934	178,471	990,005	2,051,613	1,846,702	5,280,725
Debentures	Note 23	74,834	62,755	2,473,208	6,317,116	550,901	9,478,814
Payable related to concession	Rate of return +
use of public property	IGP-M and IPCA	5,924	11,825	53,605	312,422	1,347,527	1,731,303
Suppliers	-	1,058,074	211,709	145,317	28,986	25,113	1,469,199
Ordinary financing of taxes
with the federal tax authorities	Selic	5,796	11,660	53,634	18,293	-	89,383
Special Tax Regularization Program - Pert	Selic	3,916	7,889	36,498	223,421	440,857	712,581
Sectorial financial liabilities	Selic	-	-	-	106,796	-	106,796
		1,362,478	484,309	3,752,267	9,058,647	4,211,100	18,868,801
(a) Effective interest rate - weighted average.

Sensitivity Analysis of Foreign Currency Risk

.		Baseline	Projected scenarios - Dec.2019
Foreign exchange risk	Risk	12.31.2018	Probable	Scenario 1	Scenario 2
.
Financial assets
Collaterals and escrow accounts - STN	USD depreciation	89,555	(4,040)	(25,419)	(46,798)
.		89,555	(4,040)	(25,419)	(46,798)
Financial liabilities
Loans and financing - STN	USD appreciation	(104,751)	4,726	(20,281)	(45,287)
Suppliers
Eletrobras (Itaipu)	USD appreciation	(145,098)	6,546	(28,092)	(62,731)
Acquisition of gas	USD appreciation	(66,808)	3,014	(12,935)	(28,883)
		(316,657)	14,286	(61,308)	(136,901)

Sensitivity Analysis of Interest Rate and Monetary Variation Risk

.		Baseline	Projected scenarios - Dec.2019
Interest rate risk and monetary variation	Risk	12.31.2018	Probable	Scenario 1	Scenario 2
Financial assets
Bonds and securities	Low CDI/SELIC	344,296	24,100	18,075	12,052
Collaterals and escrow accounts	Low CDI/SELIC	203	13	10	7
CRC transferred to the State Government of Paraná	Low IGP-DI	1,445,042	58,380	43,785	29,190
Sectorial financial assets	Low Selic	678,819	44,123	33,092	22,062
Accounts receivable related to the concession	Low IPCA	2,484,880	96,165	72,124	48,082
Accounts receivable related to the concession compensation	Undefined (a)	65,811	-	-	-
		5,019,051	222,781	167,086	111,393
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(838,657)	(54,513)	(68,141)	(81,769)
BNDES	High TJLP	(2,137,966)	(138,968)	(173,710)	(208,452)
BNDES	High IPCA	(11,992)	(464)	(580)	(696)
Promissory notes	High CDI	(571,822)	(37,168)	(46,461)	(55,753)
Banco do Brasil - Distribution of Funds from BNDES	High TJLP	(107,324)	(6,976)	(8,720)	(10,464)
Caixa Econômica Federal	High TJLP	(496)	(32)	(40)	(48)
Other	No risk	(274,299)	-	-	-
Debentures	High CDI/SELIC	(6,535,759)	(424,824)	(531,030)	(637,237)
Debentures	High IPCA	(845,156)	(32,708)	(40,884)	(49,061)
Debentures	High TJLP	(137,216)	(8,919)	(11,149)	(13,378)
Suppliers - renegotiation of gas	High IGP-M	(28,670)	(1,118)	(1,398)	(1,677)
Sectorial financial liabilities	High Selic	(96,531)	(6,275)	(7,843)	(9,412)
Ordinary financing of taxes with the federal tax authorities	High Selic	(86,632)	(5,631)	(7,039)	(8,447)
Special Tax Regularization Program - Pert	High Selic	(518,442)	(33,699)	(42,123)	(50,548)
Payable related to concession	High IGP-M	(536,131)	(20,909)	(26,136)	(31,364)
Payable related to concession	High IPCA	(48,032)	(1,859)	(2,324)	(2,788)
.		(12,775,125)	(774,063)	(967,578)	(1,161,094)
(a) Risk assessment still requires ruling by the Granting Authority.

Deadline for Manifestation

	12.31.2018
	Assets	Liabilities	Net
Current	10,748	(6,991)	3,757
Noncurrent	4,045	(4,016)	29
	14,793	(11,007)	3,786

Targets Set

	Price	Baseline	Projected scenarios
	variation	31.12.2018	Scenario 1	Scenario 2

Gains (losses) on purchase and sale of energy in active market	Elevation	3,786	31,356	58,926

	Reduction	3,786	(23,784)	(51,354)

Capital Monitored by Index

	12.31.2018	12.31.2017
Loans and financing	4,047,307	3,759,505
Debentures	7,518,131	6,070,978
(-) Cash and cash equivalents	(1,948,409)	(1,040,075)
(-) Bonds and securities (current)	(124,862)	(1,341)
(-) Bonds and securities (noncurrent)	(119,574)	(112,604)
(-) Collaterals and escrow accounts STN	(89,555)	(75,665)
Adjusted net debt	9,283,038	8,600,798
Net income	1,444,004	1,118,255
Equity in earnings of investees	135,888	(101,739)
Deferred IRPJ and CSLL	(68,072)	(105,257)
Provision for IRPJ and CSLL	580,065	379,943
Financial expenses (income), net	438,050	748,440
Depreciation and amortization	749,179	731,599
Adjusted ebitda	3,007,338	2,771,241
Adjusted net debt / Adjusted ebitda	3.09	3.10

Equity Indebtedness

Indebtedness	12.31.2018	12.31.2017
Loans and financing	4,047,307	3,759,505
Debentures	7,518,131	6,070,978
(-) Cash and cash equivalents	1,948,409	1,040,075
(-) Bonds and securities (current)	124,862	1,341
Net debt	9,492,167	8,789,067
Equity	16,336,214	15,510,503
Equity indebtedness	0.58	0.57